Accumulated Other Comprehensive Income - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	$ 2,947,720	$ 3,367,307	$ 3,295,901
Tax effect	(17,259)	(20,009)	6,943
Other comprehensive income (loss)	39,331	47,827	(45,497)
Balance, end of period	3,366,142	2,947,720	3,367,307
Foreign Currency Translation
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	158,131	113,362	158,791
OCI before reclassifications	60,079	62,514	(52,331)
Tax effect	(14,024)	(17,745)	6,902
Other comprehensive income (loss)	46,055	44,769	(45,429)
Balance, end of period	204,186	158,131	113,362
Cash Flow Hedges
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	971	(1,330)	697
OCI before reclassifications	(594)	4,059	(1,780)
Amounts reclassified from AOCI	(244)	(640)	(1,011)
Tax effect	254	(1,118)	764
Other comprehensive income (loss)	(584)	2,301	(2,027)
Balance, end of period	387	971	(1,330)
Hedge of Net Investment
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	(4,499)	(5,559)	(5,892)
OCI before reclassifications		1,861	494
Tax effect	(64)	(801)	(161)
Other comprehensive income (loss)	(64)	1,060	333
Balance, end of period	(4,563)	(4,499)	(5,559)
Available for Sale Securities
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	5,019	2,989	220
OCI before reclassifications	(3,046)	2,845	3,913
Tax effect	(3,259)	(815)	(1,144)
Other comprehensive income (loss)	(6,305)	2,030	2,769
Balance, end of period	(1,286)	5,019	2,989
Defined Benefit Plans
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	(4,356)	(2,771)	(1,628)
OCI before reclassifications	395	(2,055)	(1,725)
Tax effect	(166)	470	582
Other comprehensive income (loss)	229	(1,585)	(1,143)
Balance, end of period	(4,127)	(4,356)	(2,771)
Share of OCI of Associate
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	(748)
OCI before reclassifications		(748)
Other comprehensive income (loss)		(748)
Balance, end of period	(748)	(748)
Non Controlling Interests
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	377,883	551,926	505,989
OCI before reclassifications	(304)	905	(229)
Other comprehensive income (loss)	(304)	905	(229)
Balance, end of period	348,494	377,883	551,926
Less: OCI attributable to non-controlling interest
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	(685)	(1,590)	(1,361)
Balance, end of period	(989)	(685)	(1,590)
Accumulated Other Comprehensive Income
Changes in accumulated other comprehensive income (loss) (AOCI):
Balance, beginning of period	155,203	108,281	153,549
OCI before reclassifications	57,138	67,571	(51,200)
Amounts reclassified from AOCI	(244)	(640)	(1,011)
Tax effect	(17,259)	(20,009)	6,943
Other comprehensive income (loss)	39,635	46,922	(45,268)
Balance, end of period	$ 194,838	$ 155,203	$ 108,281